GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

a.	Business overview:

AudioCodes Ltd. ("the Company") and its subsidiaries (together the "Group") design, develop and market products and services for voice, data and video over IP networks to service providers and channels (such as distributors), OEMs, network equipment providers and systems integrators.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America and Israel.

b.	Acquisition of Natural Speech Communication Ltd.:

Through December 31, 2009, the Company had invested an aggregate of $ 8,418 in Natural Speech Communication Ltd. ("NSC"), a privately-held company engaged in speech recognition. As of December 31, 2009, the Company owned 59.74% of the outstanding share capital of NSC, which has been consolidated into the financial results of the Company since December 2008.

In January 2010, the Company entered into an agreement to acquire all of the outstanding equity of NSC that it did not own as of December 31, 2009. The closing of the transaction occurred in May 2010. Pursuant to the agreement, the Company purchased the remaining 40.26% of the shares from NSC's non-controlling shareholders for a maximum total consideration of $ 1,733, which includes payments to employees, who were also former NSC's shareholders, that exceeded the fair value of NSC's shares. As a result, the payments in excess of fair value were treated as payroll expenses. The payment of the total consideration can be made, at the Company's option, in any combination of cash and the Company's shares. In accordance with the agreement, $ 224 in 2010 and $ 278 in 2011 were paid in cash. An additional amount of $ 731 is payable in two annual installments commencing in March 2012. Additional consideration of up to $ 500 is payable in 2013, if certain aggregate revenue milestones are met for 2010, 2011 and 2012. The obligation to pay the total consideration to the former NSC shareholders is recorded as a liability.

The liability recorded is comprised of two components: (1) The contingent payments for which the Company recorded a contingent consideration liability of $ 329 based on its estimated fair value as of the closing of the transaction. Thia amount was estimated by utilizing an income approach, taking into account the potential cash payments based on the Company's expectation as to NSC's future revenues in each of the years from 2010 to 2012, and was discounted to arrive at a present value amount. The discount rate was based on the market interest rate and NSC's estimated operational capitalization rate. The contingent consideration liability is marked to market at fair value at each reporting date based on the Company's policy with subsequent changes in the value of the liability recorded in the statement of operations in finance expenses, and (2) A liability with respect to the commitment for future payments was recorded at present value which amounted to $ 967. Such obligation is not re-measured at subsequent periods and only adjusted to changes in time value. As this was an equity transaction between AudioCodes and NSC's non-controlling shareholders, the Company reduced its shareholders' equity by $ 1,370 for the excess costs over book value related to the minority interest in NSC, as required in accordance with Accounting Standards Codification (“ASC”) 810, "Consolidation".

As of December 31, 2010 and 2011, the contingent consideration liability estimated fair value amounted to $ 355 and $ 412, respectively, and the liability with regards to the commitment for future payments amounted to $ 958 and $ 707, respectively. Of the total liability, an aggregate amount equal to $ 1,038 and $ 778 was classified as long-term liabilities as of December 31, 2010 and 2011, respectively.

c.	The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers of these particular components, management believes that other suppliers could provide similar components at comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could adversely affect the operating results of the Group and its financial position.

d.	The Group's major customer in 2009, accounting for 15.6% of the Group's revenues in that year, filed for bankruptcy in January 2009. The Group's major customer in 2011, accounted for 14.4% of the Group's revenues in that year. No other customer accounted for more than 10% of the Group's revenues in those periods. See also Note 12e.